DISCONTINUED OPERATIONS - Results of discontinued operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DISCONTINUED OPERATION
Net loss from discontinued operations	$ (317)	$ (6,328)	$ 1,585
Cryptocurrency mining | Discontinued operations
DISCONTINUED OPERATION
Revenues	13	195	2,604
Less: Cost of revenues		2,109	2,121
Gross Revenue	13	(1,914)	483
Total operating expenses	212	4,795	662
Loss from discontinued operations	(199)	(6,709)	(179)
Total other income, net	(118)	381	1,764
Loss from discontinued operation before income taxes	(317)	(6,328)	1,585
Net loss from discontinued operations	$ (317)	$ (6,328)	$ 1,585